Guarantees - Balance of guaranteed obligations (Detail) - Parent Company [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Nomura Global Finance Co Ltd [Member] | Borrowings/Medium term notes/Repurchase transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1]	¥ 2,886,321	¥ 2,695,770
Nomura International Funding Pte Ltd [Member] | Borrowings/Medium term notes/Repurchase transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1],[2]	2,671,311	1,986,675
Nomura International plc [Member] | Borrowings/Medium term notes/Repurchase transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1]	1,120,427	808,271
Nomura International plc [Member] | Derivative transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1],[3]	743,119	511,264
Nomura Europe Finance NV [Member] | Borrowings/Medium term notes/Repurchase transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1],[3]	879,724	821,199
Nomura Corporate Funding Americans LLC [Member] | Borrowings/Medium term notes/Repurchase transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1]	567,421	212,617
Nomura Bank International plc [Member] | Borrowings/Medium term notes/Repurchase transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1]	421,515	408,259
Nomura Global Financial Products Inc [Member] | Derivative transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1],[3]	362,242	498,813
Nomura America Finance LLC [Member] | Borrowings/Medium term notes/Repurchase transactions [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1]	342,059	179,734
Others [Member]
Guarantor Obligations [Line Items]
Guarantor obligations, current carrying value	[1]	¥ 320,558	¥ 280,572	[3]

[1]	Items recognized as bearing substantially the same obligation of a guarantee of liabilities are included in this note.
[2]	Includes joint guarantees with Nomura International (Hong Kong) Limited.
[3]	Includes joint guarantees with Nomura Securities Co., Ltd.